STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

Note 10. STOCK-BASED COMPENSATION

2022 Equity Incentive Plan

On April 15, 2022, the Company adopted the 2022 Equity Incentive Plan (the “2022 Plan”). The purpose of the 2022 Plan is to advance the interests of our stockholders by enhancing the Company’s ability to attract, retain and motivate persons who are expected to make important contributions to us and by providing such persons with equity ownership opportunities and performance-based incentives.

Each stock option granted shall be exercisable at such times and terms and conditions as the Board may specify in the applicable option agreement, provided that no option will be granted with a term in excess of 10 years. Upon the adoption of the 2022 Plan, we reserved for issuance 1,200,000 shares of common stock. There are 1,200,000 shares of common stock authorized for non-statutory and incentive stock options, restricted stock units, and stock grants under the 2022 Plan, which are subject to adjustment in the event of stock splits, stock dividends, and other situations.

The 2022 Plan will continue in effect until all of the stock available for grant or issuance has been acquired through exercise of options or grants of shares, or until April 15, 2027, whichever is earlier. The 2022 Plan may also be terminated in the event of certain corporate transactions such as a merger or consolidation or the sale, transfer or other disposition of all or substantially all of our assets.

In March 2023, the Company appointed Jeffery Henderson as a strategic advisor and to head the Strategic Advisory Board of the Company. The Company issued 15,000 shares to Jeffery Henderson after the first full six (6) months of the advisory term.

In March 2023, we have granted four of our Board Members (Douglas M. Balog, James Egan, Tim Theriault and Steven Ruhl) each with 15,000 shares of our common stock at $2.00 per share for service rendered, up to 60,000 shares in total.

In March 2023, 595,000 shares of common stock were issued to Chief Growth Officer, Christopher von Zwehl for his services to the Company.

For the year ended December 31, 2023, 670,000 shares valued as $1,340,000 have been recorded as stock-based compensation expense on the Company’s consolidated statement of operations pertaining to shares and warrants issued to Directors and key employees.

Consulting Agreements

In August 2021, the Company entered into a service agreement with Greentree Financial Group, Inc. (“Greentree”) to provide certain services to the Company, including assisting the Company in responding to comments from Nasdaq, preparing a code of conduct, preparing employment agreements, and advising the Company with financial statements. In exchange for the services, Greentree received an amount of shares of the Company’s common stock equal to 3.0% of the total outstanding shares prior to this offering. In addition, Greentree has received warrants (the “Warrants”) to purchase 400,000 shares of common stock at $2.00 per share. The Warrants also contain an anti-dilution provision which proportionately adjusts the exercise price of the Warrants if the Company issues common stock or securities convertible into common stock at a price per share less than the exercise price. Greentree was granted registration rights for a registration statement in connection with a subsequent offering, subject to certain exceptions. During the year 2023, the Company issued 375,000 shares to Greentree Financial Group, Inc. for service rendered.

On August 4, 2022, the Company entered into a loan agreement (the “Loan Agreement”) with Greentree Financial Group, Inc. (the “Investor”) for a loan of up to $250,000 to help us pay certain offering expenses. As funds are advanced, the Company will issue a promissory note (the “Note”) for the amount advanced plus a 10% original issue discount. The Note is due on February 15, 2023, subject to the Company’s right to extend the note for three months by issuing the investor 10,000 shares of the Company’s common stock on each extension. On November 15, 2023 the Company exercised the fourth extension to the loan with Greentree Financial, extending the maturity date of the loan to February 15, 2024 and issued 10,000 shares for the extension, for a total of 40,000 shares for all four extensions.

In August 2021, the Company entered into a Business Service Development Agreement (the “Business Service Development Agreement”) with Gerald R. Newman & Associates whereby Mr. Newman will provide certain services to the Company, including general business consulting, strategic relationships and the recruiting of certain key personnel. Pursuant to the agreement, Newman has received shares of common stock equal to 8% of the total shares outstanding prior to this offering. Commencing upon the closing of the offering, Newman shall be entitled to a fee of $5,000 per month for twelve months, less the $10,000 fee that was prepaid. On July 13, 2022, the Business Service Development Agreement was amended to include a lock up period commencing as of the date the shares are issued and ending six (6) months from the date the Company is listed as a public company. In January 2023, the Company issued 640,000 shares to Gerry Newman pursuant to a consulting agreement. In June 2023, in connection with an amendment to the consulting agreement, the Company issued Newman an additional 85,000 shares of common stock pursuant to his consulting agreement.

In June 2023, the Company entered into a consulting agreement with Chartered Services LLC to provide the Company with corporate consulting services. As consideration for the services, the Company issued Chartered 270,000 shares of common stock and warrants to purchase 300,000 shares of common stock at $2.00 per share. The Consultant has agreed to exercise 100,000 of the 300,000 warrants to purchase shares of common stock they were provided upon the effectiveness of the registration statement. The Company had recognized the expense relating to the warrants at June 30, 2023.

In June 2023, the Company entered into a consulting agreement with IRTH Communications LLC (IRTH) to provide the Company with corporate communications and strategic consulting services. As consideration for the services, the Company issued IRTH 20,000 shares of common stock.

For the year ended December 31, 2023, 1,430,000 shares valued as $2,860,000 has been recorded as stock-based compensation expense on the Company’s consolidated statement of operations pertaining to shares and warrants issued to consultants.